Deposits (Tables)	6 Months Ended
Apr. 30, 2024
Disclosure Of Deposits [Line Items]
Summary of Deposits

	Payable on demand
(Canadian $ in millions)	Interest bearing	Non-interest bearing	Payable after notice (1)	Payable on a fixed date (2) (3)	April 30, 2024	October 31, 2023
Deposits by:
Banks (4)	$5,201	$1,798	$1,563	$23,453	$32,015	$29,587
Business and government	65,213	40,135	184,026	293,226	582,600	575,957
Individuals	3,600	33,772	136,977	148,608	322,957	305,335
Total (5)	$74,014	$75,705	$322,566	$465,287	$937,572	$910,879
Booked in:
Canada	$62,068	$64,585	$131,477	$321,141	$579,271	$564,412
United States	11,828	11,118	188,807	100,314	312,067	301,064
Other countries	118	2	2,282	43,832	46,234	45,403
Total	$74,014	$75,705	$322,566	$465,287	$937,572	$910,879

(1)	Includes $45,458 million of non-interest bearing deposits as at April 30, 2024 ($49,515 million as at October 31, 2023).
(2)
Includes $61,649 million of senior unsecured debt as at April 30, 2024 subject to the Bank Recapitalization
(Bail-In)
regime ($63,925 million as at October 31, 2023). The
Bail-In
regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares if the bank becomes non-viable.

(3)
Deposits totalling $31,831 million as at April 30, 2024 ($30,852 million as at October 31, 2023) can be redeemed early, either fully or partially, by customers without penalty. These are classified as payable on a fixed date, based on their remaining contractual maturities.

(4)	Includes regulated and central banks.
(5)
Includes $496,771 million of deposits denominated in U.S. dollars as at April 30, 2024 ($492,404 million as at October 31, 2023), and $55,502 million of deposits denominated in other foreign currencies ($55,705 million as at October 31, 2023).

Summary of Deposits Payable On a Fixed Date
The following table presents deposits payable on a fixed date and greater than one hundred thousand dollars:

(Canadian $ in millions)	Canada	United States	Other	Total
As at April 30, 2024	$270,662	$89,600	$43,836	$404,098
As at October 31, 2023	269,262	73,226	43,106	385,594

Summary of Maturity Schedule for Deposits Greater Than One Hundred Thousand Dollars Booked In Canada
The following table presents the maturity schedule for deposits payable on a fixed date greater than one hundred thousand dollars, which are booked in Canada:

(Canadian $ in millions)	Less than 3 months	3 to 6 months	6 to 12 months	Over 12 months	Total
As at April 30, 2024	$59,426	$37,452	$51,847	$121,937	$270,662
As at October 31, 2023	55,070	38,509	61,370	114,313	269,262